SHAREHOLDERS EQUITY - Schedule of dividend payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS EQUITY
Owners of the Company	R$ 1,094,391		R$ 1,176,032	R$ 6,312,140
Calculation basis for distribution of dividends	1,094,391
Mandatory minimum dividends – 25%	(273,598)
Statutory reserve	820,793
Movement of dividends payable
Beginning balance	892,006		799,634
Dividends for the current year	2,239,495	[1]	1,237,779
Dividends paid	(2,582,447)		(1,145,407)
Ending balance	R$ 549,054		R$ 892,006	R$ 799,634

[1]	The value of the dividend per share in the year ended December 31, 2023, was R$1.27 real. (R$0.66 cents as of December 31, 2022).